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April 2, 2007

VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      First American Investment Funds, Inc.
                  File Nos. 033-16905 and 811-05309
                  Preliminary Proxy Statement

Dear Sir or Madam:

         On behalf of First American Investment Funds, Inc. (the "Fund"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary proxy statement ("Proxy Statement") to be used in connection with the special meeting of the shareholders of International Select Fund, a series of the Fund, to be held on or about May 17, 2007 (the "Special Meeting"). The Proxy Statement consists of a notice of meeting, proxy statement and form of proxy.

         The Special Meeting will be held to consider the following items of business: (1) the approval of a proposed new investment sub-advisory agreement between FAF Advisors, Inc. (the "Advisor"), the Fund's investment advisor, and Hansberger Global Investors, Inc., a current sub-advisor to International Select Fund; and (2) the approval of a "manager-of-managers" structure for International Select Fund whereby the Advisor, under certain circumstances, will be able to hire and replace sub-advisors to the Fund without obtaining shareholder approval.

         The definitive materials will be released to shareholders on or about April 16, 2007.

         If you have any questions or comments regarding the foregoing, please contact me at (612) 303-7987.

                                                        Sincerely,

                                                        /s/ Richard J. Ertel

                                                        Richard J. Ertel
                                                        Assistant Secretary